General information	12 Months Ended
Dec. 31, 2018
General information
General information

1.   General information

Motif Bio plc is a biopharmaceutical company focused on the development and commercialization of novel antibiotics that are designed to be effective against serious and life-threatening infections caused by multi-drug resistant bacteria.

Motif Bio Limited (“the Company”) was incorporated in England and Wales on November 20, 2014 with company registration number 09320890.  The Company’s registered office is at: 201 Temple Chambers, 3-7 Temple Avenue, London EC4Y 0DT, U.K.  On April 1, 2015, the Company was re-registered as a public company limited by shares and changed its name to Motif Bio plc.  Motif BioSciences Inc. was incorporated in the US State of Delaware on December 2, 2003 and has its registered office at 251 Little Falls Drive, Wilmington, Delaware, 19808.  On April 1, 2015, Motif BioSciences Inc. became a wholly owned subsidiary of the Company by way of a group reorganization by plan of merger.  The principal place of business is 5 Independence Way, Suite 300, Princeton, NJ 08540, USA. The Company’s country of domicile is the U.K.

The consolidated financial statements include the accounts of Motif Bio plc and its wholly owned subsidiary, Motif BioSciences Inc. (“the Group”).

The financial statements were approved by the Board of Directors on April 15, 2019.

Going concern

As of December 31, 2018, the Group had $12.3 million in cash, of which $0.6 million was held by the parent organization Motif Bio plc (or the Company). The Group also had $15 million drawn under its loan facility with Hercules Capital Inc. (‘Hercules’) as of December 31, 2018. Net cash used in operating activities was $21.4 million for the year ended December 31, 2018.  Net loss for the year ended December 31, 2018 was $14.0 million.  The Group expects to incur losses for the next several years as it continues to advance its product candidate iclaprim through regulatory approval in the United States and Europe, while continuing to support ongoing business operations and commercial preparatory activities. The Group is unable to predict the extent of any future losses or when the Group will become profitable, if at all.

In February 2019, the Group received a Complete Response Letter from the U.S. Food & Drug Administration notifying Motif that the New Drug Application for iclaprim could not be approved as submitted. The FDA has asked for additional data to assess the potential for liver toxicity and the Company has a confirmed a Type A meeting with the FDA on May 3, 2019 to discuss the concerns noted in the CRL.

After receiving the CRL from the FDA, Motif entered into discussions, and amended its loan agreement with Hercules, making early repayments amounting to $7.5 million and extended an interest only payment period through to June 2019, as further described in Note 13 to the financial statements. Furthermore, in March 2019, Motif successfully raised $3.3 million in net proceeds from an equity offering.  Following the aforementioned early debt repayment and receipt of the net proceeds from the equity raise, the Group’s cash resources are expected to be sufficient to fund the business through June 2019. The Group continues to evaluate the options for iclaprim and future funding through June 2019 and beyond when the formal minutes of its Type A meeting with FDA are expected to be published. Minutes are generally provided within 30 days of the meeting. The Group will require additional funds to meet all obligations and, assuming a viable route to approval, to resubmit the NDA and reach a new target decision date. There can be no certainty that the results from the Type A meeting will be positive, or that additional funding will be available to the Group and Company, and therefore the Group and Company may not be able to satisfy all obligations that may exist at the end of June 2019.

At the date when these financial statements were approved, the Group’s believes that the matters identified by the FDA as communicated in its CRL are addressable and that routes to raise funds are available. To the extent that the Group and Company raise additional funds by issuing equity securities, its existing stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact the Group’s and Company’s ability to conduct business and achieve its objectives. If the Group and Company are unable to raise additional capital when required and/or on acceptable terms, the Group and Company may have to (i) significantly delay, scale back or discontinue the development and/or commercialisation of one or more product candidates; (ii) seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; or (iii) relinquish or otherwise dispose of rights to technologies, product candidates or products on unfavorable terms that the Group and Company would otherwise seek to develop or commercialize itself.

As a result, these financial statements have been prepared under the assumption that the Group and Company will continue as a going concern.  However, due to the Group’s and Company’s recurring and expected continuing operating losses, as well as significant outstanding payables and accrued expenses, the Directors have concluded there is a material uncertainty which may cast significant doubt on the Group’s and Company’s ability to continue as a going concern for at least one year from the date of issuance of these financial statements. The financial statements do not include any adjustments that might result from this uncertainty.

Significant events

Subsequent to December 31, 2018, the Group announced on February 14, 2019 the receipt of a Complete Response Letter (CRL) from the U.S. Food & Drug Administration (FDA) regarding the New Drug Application (NDA) for iclaprim for the treatment of acute bacterial skin and skin structure infections. The CRL states that the FDA cannot approve the NDA in its present form and indicates that additional data are needed to further evaluate the risk for liver toxicity before the NDA may be approved. The Group is evaluating and taking action on potential options to address the deficiencies. The Group is scheduled to meet with the FDA on May 3, 2019.

On March 25, 2019, the Group placed 45,000,000 new ordinary shares at £0.06 per share and received $3.3 million of net proceeds.

On May 17, 2018, the Group placed 32,258,064 new ordinary shares at £0.31 per share and received $12.7 million of net proceeds.

On January 19, 2018, the Group filed a “universal” shelf registration statement on Form F-3 with the SEC, which was declared effective by the SEC on January 31, 2018. The shelf registration, which can remain effective for up to three years, will allow the Company to offer, issue and sell, in one or more offerings at any time (as long as the shelf registration statement remains effective), up to an aggregate of $80 million of ordinary shares, including ADSs, where each ADS represents 20 ordinary shares), preference shares, warrants, subscription rights, debt securities and a combination of such securities, separately or as units. The Group has not issued any securities under this shelf registration.

On November 15, 2017, the Group entered into a credit agreement (the “Hercules Loan Agreement”) with Hercules Capital, Inc. (“Hercules”). Pursuant to the credit agreement, Hercules agreed to loan the Group up to $20.0 million in two tranches. The first tranche of $15.0 million was drawn down at closing. The milestones for the second tranche of $5.0 million were not achieved and that capital is no longer available to the Group. The terms include an initial interest-only period of 15 months; a 30-month capital and interest repayment period thereafter; an initial interest rate of 10% tied to a margin above the U.S. prime rate and customary security over all assets of the Group, except for intellectual property where there is a negative pledge. Under the Hercules Loan Agreement, the Group issued Hercules a warrant to purchase up to 73,452 of its American Depositary Shares (ADSs) at an exercise price of $9.53 per ADS, representing 3.5% warrant coverage of the total loan facility. Hercules also has the right, in its discretion, to participate in any subsequent financing, such as an equity offering, in an amount up to $1 million. Subsequent to December 31, 2018, the Group announced that it amended the Hercules Loan Agreement, effective February 17, 2019. Pursuant to the amendment, the Group made an early repayment of $7 million is required to make an additional repayment of $0.5 million on the earlier of 90 days May 18, 2019, or receipt of funds from an equity raise of $2 million or greater. The amendment provides for a three-month interest-only period on the remaining loan balance for the period from March 2019 to May 2019 and the waiver of any prepayment charges for the remaining term of the loan.  On March 22, 2019, we entered into another amendment agreement that provided for one additional month of the interest only period for the month of June 2019.  In addition, Hercules Capital, Inc. provided the Group a letter stating that the receipt and aging of invoices relating to a validation campaign of iclaprim mesylate from a third-party vendor are excluded from the determination of compliance with covenants under the Hercules Loan Agreement, as amended.

On June 23, 2017, the Group placed 66,666,667 new ordinary shares at £0.30 per share and received $23.7 million of net proceeds.

On November 18, 2016, the Group announced the pricing of the underwritten U.S. offering and European placement, which were concurrently conducted, of 71,633,248 ordinary shares, comprised of 22,863,428 ordinary shares plus 2,438,491 ADSs (representing 48,769,820 ordinary shares at a 20 to 1 ratio). The Group offered 48,769,820 ordinary shares in a U.S. firm commitment offering in the form of 2,438,491 ADSs, together with warrants to purchase 1,219,246 ADS Warrants. Each ADS represents 20 of the Group’s ordinary shares and was sold together with 0.5 of an ADS Warrant in a fixed combination. Each full ADS Warrant is exercisable for one ADS at an exercise price of $8.03 per ADS, exercisable from the date of issuance until five years thereafter. In Europe, the Group offered in a concurrent placement on a best efforts basis 22,863,428 ordinary shares, together with warrants to purchase 11,431,714 ordinary shares. Each ordinary share was sold together with 0.5 of an Ordinary Share Warrant in a fixed combination. Each full Ordinary Share Warrant is exercisable for one ordinary share at an exercise price of £0.32 ($0.40), exercisable from the date of issuance until five years thereafter. The offering price of the ADSs and ADS Warrants in the U.S. offering was $6.98 per ADS and ADS Warrant combination, and the offering price of the Group’s ordinary shares and Ordinary Share Warrants in the European placement was £0.28  ($0.35) per ordinary share and Ordinary Share Warrant combination. Net proceeds to the Group following the offering, after deducting underwriting discounts and commissions and offering expenses of approximately $3.5 million, were approximately $21.5 million. None of the underwriting discounts and commissions or other offering expenses were paid to directors or officers of the Group or their associates or to persons owning 10 percent or more of any class of the Group’s equity securities or to any affiliates of the Group. H.C. Wainwright & Co., LLC was the underwriter for the above described offering.

On September 7, 2016, the Group amended and restated the convertible notes with Amphion Innovations plc and Amphion Innovations US Inc. to provide that any outstanding principal under the notes as of the maturity date will be paid to the holders on the maturity date, at the Group’s election, through the issuance of (i) a number of ordinary shares, based on the conversion price set forth in the notes, or (ii) a number of ADSs, which is equal to a number determined by dividing the number of ordinary shares the holder would otherwise be entitled to by the then applicable ADS to ordinary share ratio. The amended and restated convertible promissory notes also provide that except in the event of a default, no interest will accrue or be payable with respect to the amounts due under the notes. In consideration for its agreement to forego interest payments under its convertible promissory notes, the Group issued 409,000 ordinary shares to Amphion Innovations plc. The amended and restated notes also permit the Group or the holders to convert all or any portion of the outstanding principal under the notes into ordinary shares or ADSs (as determined by the Group) at any time prior to the maturity date.

In December 2016, the Group issued 14,510,770 new ordinary shares following the conversion of convertible promissory notes by Amphion Innovations plc and Amphion Innovations US Inc. The notes totaled US $3.6 million and were converted in accordance with their terms at US $0.2447 per share.

Group reorganization and initial public offering

On February 18, 2015, the Company incorporated a Delaware subsidiary, Motif Acquisition Sub, Inc. On December 31, 2014 Motif BioSciences Inc., the Company, and Motif Acquisition Sub, Inc. entered into an agreement where, upon the Company’s admission to AIM of the London Stock Exchange on April 2, 2015, Motif Acquisition Sub, Inc. merged with and into Motif BioSciences Inc. and Motif BioSciences Inc. continued as the surviving entity and became a wholly-owned subsidiary of the Company. Prior to the merger, Motif BioSciences Inc. completed a reverse stock split in order to increase the share price of Motif BioSciences Inc. so that the share price was closer to the Company’s admission price. The former Motif BioSciences Inc. stockholders were issued 36,726,242 ordinary shares of the Company in a share-for-share exchange for their common stock in Motif BioSciences Inc. so that the former Motif BioSciences Inc. stockholders owned an equivalent number of ordinary shares in the Company as the number of shares of common stock that they had previously owned in Motif BioSciences Inc. All outstanding, unexercised, and vested stock options for shares of common stock in Motif BioSciences Inc. were converted into options for ordinary shares of the Company (Note 16).

This was a common control transaction and therefore outside the scope of IFRS 3—“Business Combinations.” The transaction has therefore been accounted for as a group reorganization and the Group is presented as if the Company has always owned Motif BioSciences Inc. The comparatives presented in these financial statements therefore represent the results and capital structure of the Company. The reserve on consolidation represents the difference between the nominal value of the shares of the Company issued to the former stockholders of Motif BioSciences Inc. and the share capital and share premium of Motif BioSciences Inc. at the date of the transaction. As stated, the nominal value of the Company shares was used in the calculation of the reorganization reserve.

On April 2, 2015, the Company was admitted to AIM and issued 14,186,140 ordinary shares at a price of £0.20 per share.

On July 22, 2015, the Company completed a subsequent placing of 44,000,000 ordinary shares at a price of £0.50 per share.

Acquisition of Nuprim Assets

On April 1, 2015, Motif BioSciences Inc. acquired the assets owned by Nuprim Inc. (“Nuprim”), a Maryland corporation, related to iclaprim (the “Nuprim Assets”). Motif BioSciences Inc. issued 1,513,040 (post-reverse stock split) shares of common stock to the shareholders of Nuprim. that were held in escrow until the closing of the reorganization. These shares of common stock in Motif BioSciences Inc. were converted into ordinary shares of the Company upon the Company’s admission to AIM on April 2, 2015. Upon admission, 9,805,400 ordinary shares of the Company and 9,432,033 warrants were issued to the former Nuprim shareholders (Note 9).